Accruals, deferred income and other liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accruals, deferred income and other liabilities

27	Accruals, deferred income and other liabilities

	2022	2021
	$m	$m
Accruals and deferred income	12,353	10,466
Settlement accounts	18,176	15,226
Cash collateral and margin payables	70,292	50,226
Endorsements and acceptances	8,379	11,232
Employee benefit liabilities (Note 5)	1,096	1,607
Lease liabilities	2,767	3,586
Other liabilities	20,177	22,430
At 31 Dec	133,240	114,773
Accruals, deferred income and other liabilities include $125,890m (2021: $111,887m) of financial liabilities, the majority of which are measured at amortised cost.